CONDENCED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 5,444	$ 9,412
Bank deposit	19,900
Marketable securities	40,678	40,966
Receivables from collaborative arrangements	1,171	4,120
Prepaid expenses and other current assets	1,494	1,293
TOTAL CURRENT ASSETS	68,687	55,791
NON-CURRENT ASSETS:
Restricted long-term deposits	1,284	472
Property and equipment, net	2,202	2,314
Operating lease right-of-use assets	1,777	2,040
Funds in respect of employee rights upon retirement	682	684
TOTAL NON-CURRENT ASSETS	5,945	5,510
TOTAL ASSETS	74,632	61,301
CURRENT LIABILITIES:
Accounts payable	1,232	1,710
Other accounts payable	5,154	4,123
Current maturities of operating leases	525	672
TOTAL CURRENT LIABILITIES	6,911	6,505
LONG-TERM LIABILITIES -
Operating leases liabilities	1,227	1,373
Liability for employee rights upon retirement	973	958
TOTAL LONG-TERM LIABILITIES	2,200	2,331
COMMITMENTS
TOTAL LIABILITIES	9,111	8,836
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2019 and June 30, 2020; issued and outstanding: 20,402,800 and 22,996,948 as of December 31, 2019 and June 30, 2020, respectively.	635	561
Additional paid-in capital	231,139	203,977
Accumulated deficit	(166,253)	(152,073)
TOTAL SHAREHOLDERS' EQUITY	65,521	52,465
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 74,632	$ 61,301